Share-based Compensation - Hutchmed Share Option Exercises (Details) - HUTCHMED Share Option Scheme - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share option values
Cash received from share option exercises	$ 1,578	$ 790	$ 5,094
Total intrinsic value of share option exercises	$ 663	$ 476	$ 4,626